Annual Fund Operating Expenses - Hartford Disciplined Equity HLS Fund	Apr. 30, 2021
IA
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (12b-1) fees	none
Total other expenses	0.05%	[2]
Administrative services fee	none
Other expenses	0.05%
Total annual fund operating expenses	0.64%
IB
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (12b-1) fees	0.25%
Total other expenses	0.05%	[2]
Administrative services fee	none
Other expenses	0.05%
Total annual fund operating expenses	0.89%
IC
Operating Expenses:
Management fees	0.59%	[1]
Distribution and/or service (12b-1) fees	0.25%
Total other expenses	0.30%	[2]
Administrative services fee	0.25%
Other expenses	0.05%
Total annual fund operating expenses	1.14%

[1]	“Management fees” have been restated to reflect current fees.
[2]	“Total other expenses” for Class IC shares are based on estimated amounts for the current fiscal year.